Annual Total Returns - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return 2013	(3.16%)
Annual Return 2014	8.71%
Annual Return 2015	3.34%
Annual Return 2016	(0.13%)
Annual Return 2017	5.92%
Annual Return 2018	0.26%
Annual Return 2019	6.96%
Annual Return 2020	3.78%
Annual Return 2021	1.96%
Annual Return 2022	(8.88%)